Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments and notes receivable from participants	$ 304,778,399
Total WSFS Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,192,569
Pooled Separate Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	181,326,421
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 91,464,710
Investment, Identifier [Axis]: American Funds Balanced Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	694,273
Current value	$ 26,042,193
Investment, Identifier [Axis]: American Funds New World Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	6,358
Current value	$ 592,337
Investment, Identifier [Axis]: Capital Group 2010 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	133,912
Current value	$ 2,063,705
Investment, Identifier [Axis]: Capital Group 2015 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	21,512
Current value	$ 340,047
Investment, Identifier [Axis]: Capital Group 2020 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	194,050
Current value	$ 3,153,491
Investment, Identifier [Axis]: Capital Group 2025 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	592,084
Current value	$ 10,010,931
Investment, Identifier [Axis]: Capital Group 2030 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	1,247,084
Current value	$ 22,460,769
Investment, Identifier [Axis]: Capital Group 2035 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	779,821
Current value	$ 15,393,303
Investment, Identifier [Axis]: Capital Group 2040 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	587,832
Current value	$ 12,428,802
Investment, Identifier [Axis]: Capital Group 2045 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	746,678
Current value	$ 16,076,681
Investment, Identifier [Axis]: Capital Group 2050 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	595,499
Current value	$ 12,879,955
Investment, Identifier [Axis]: Capital Group 2055 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	482,260
Current value	$ 10,441,725
Investment, Identifier [Axis]: Capital Group 2060 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	364,083
Current value	$ 7,884,287
Investment, Identifier [Axis]: Capital Group 2065 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	120,782
Current value	$ 2,512,334
Investment, Identifier [Axis]: Capital Group 2070 Target Date Retirement SA | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	4,816
Current value	$ 79,636
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	455,544
Current value	$ 7,498,256
Investment, Identifier [Axis]: Dreyfus Government Secs Cash Management Admin | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	202,137
Current value	$ 202,137
Investment, Identifier [Axis]: Emerald Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	295,845
Current value	$ 8,901,969
Investment, Identifier [Axis]: Empower S&P 500 Index Separate Account (IS) | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	3,038,797
Current value	$ 46,935,020
Investment, Identifier [Axis]: Fidelity Advisor International Cap App | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	122,657
Current value	$ 4,414,441
Investment, Identifier [Axis]: Fidelity Advisor Total Bond | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	461,439
Current value	$ 4,457,497
Investment, Identifier [Axis]: Fidelity Government Portfolio | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	856,739
Current value	$ 856,739
Investment, Identifier [Axis]: Franklin Small Cap Value Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	88,886
Current value	$ 5,358,076
Investment, Identifier [Axis]: JP Morgan Government Bond Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	587,426
Current value	$ 5,721,531
Investment, Identifier [Axis]: JP Morgan Large Cap Growth Fund (IS) | Pooled Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	305,045
Current value	$ 18,665,735
Investment, Identifier [Axis]: MassMutual High Yield Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	231,384
Current value	$ 1,888,094
Investment, Identifier [Axis]: Nuveen Large Cap Value Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	297,575
Current value	$ 8,326,155
Investment, Identifier [Axis]: SAGIC | Guaranteed Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 16,794,699
Investment, Identifier [Axis]: Vanguard Mid-Cap Growth Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	87,088
Current value	$ 10,465,379
Investment, Identifier [Axis]: Vanguard Mid-Cap Value Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	82,707
Current value	$ 7,596,645
Investment, Identifier [Axis]: WSFS Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments at fair value, shares | shares	259,519
Current value	$ 14,335,830